Average Annual Total Returns - Prospectus #1	Eaton Vance Government Opportunities Fund ICE BofA 1-3 Year Treasury Index One Year	Eaton Vance Government Opportunities Fund ICE BofA 1-3 Year Treasury Index Five Years	Eaton Vance Government Opportunities Fund ICE BofA 1-3 Year Treasury Index Ten Years	Eaton Vance Government Opportunities Fund Bloomberg Barclays US Intermediate Government Bond Index One Year	Eaton Vance Government Opportunities Fund Bloomberg Barclays US Intermediate Government Bond Index Five Years	Eaton Vance Government Opportunities Fund Bloomberg Barclays US Intermediate Government Bond Index Ten Years	Eaton Vance Government Opportunities Fund Class A One Year	Eaton Vance Government Opportunities Fund Class A Five Years	Eaton Vance Government Opportunities Fund Class A Ten Years	Eaton Vance Government Opportunities Fund Class A After Taxes on Distributions One Year	Eaton Vance Government Opportunities Fund Class A After Taxes on Distributions Five Years	Eaton Vance Government Opportunities Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Government Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Government Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Government Opportunities Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Government Opportunities Fund Class C One Year	Eaton Vance Government Opportunities Fund Class C Five Years	Eaton Vance Government Opportunities Fund Class C Ten Years	Eaton Vance Government Opportunities Fund Class I One Year	Eaton Vance Government Opportunities Fund Class I Five Years	Eaton Vance Government Opportunities Fund Class I Ten Years	Eaton Vance Government Opportunities Fund Class R One Year	Eaton Vance Government Opportunities Fund Class R Five Years	Eaton Vance Government Opportunities Fund Class R Ten Years	Eaton Vance Short Duration Government Income Fund ICE BofA 0-1 Year Treasury Index One Year	Eaton Vance Short Duration Government Income Fund ICE BofA 0-1 Year Treasury Index Five Years	Eaton Vance Short Duration Government Income Fund ICE BofA 0-1 Year Treasury Index Ten Years	Eaton Vance Short Duration Government Income Fund ICE BofA 1-3 Year U.S. Treasury Index One Year	Eaton Vance Short Duration Government Income Fund ICE BofA 1-3 Year U.S. Treasury Index Five Years	Eaton Vance Short Duration Government Income Fund ICE BofA 1-3 Year U.S. Treasury Index Ten Years	Eaton Vance Short Duration Government Income Fund Advisers Class One Year	Eaton Vance Short Duration Government Income Fund Advisers Class Five Years	Eaton Vance Short Duration Government Income Fund Advisers Class Ten Years	Eaton Vance Short Duration Government Income Fund Class A One Year	Eaton Vance Short Duration Government Income Fund Class A Five Years	Eaton Vance Short Duration Government Income Fund Class A Ten Years	Eaton Vance Short Duration Government Income Fund Class A After Taxes on Distributions One Year	Eaton Vance Short Duration Government Income Fund Class A After Taxes on Distributions Five Years	Eaton Vance Short Duration Government Income Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Short Duration Government Income Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Short Duration Government Income Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Short Duration Government Income Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Short Duration Government Income Fund Class C One Year	Eaton Vance Short Duration Government Income Fund Class C Five Years	Eaton Vance Short Duration Government Income Fund Class C Ten Years	Eaton Vance Short Duration Government Income Fund Class I One Year	Eaton Vance Short Duration Government Income Fund Class I Five Years	Eaton Vance Short Duration Government Income Fund Class I Ten Years
Total	3.10%	1.90%	1.30%	5.73%	2.89%	2.45%	2.22%	1.43%	1.40%	1.31%	0.12%	(0.05%)	1.30%	0.44%	0.36%	2.81%	1.13%	0.86%	5.02%	2.14%	1.88%	4.51%	1.63%	1.38%	1.12%	1.41%	0.79%	3.10%	1.90%	1.30%	2.53%	1.80%	1.61%	0.18%	1.35%	1.38%	(0.60%)	0.35%	0.25%	0.14%	0.55%	0.52%	0.92%	1.20%	1.00%	2.79%	2.06%	1.87%